Marketable Securities (Narratives) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities
Gross unrealized losses on marketable securities	$ 5	$ 6
Gross unrealized gains on marketable securities	1	3
Percentage of interests in auction rate securities to portfolio, maximum	1.00%
Estimated fair value of auction-rate securities	11	7
Gross unrealized losses (pre-tax) within accumulated other comprehensive income related to auction rate securities	2	6
Minimum period that auction rate securities have been in a loss position	12 months
Pre-determined intervals during which liquidity for auction rate securities is typically provided 1	7 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 2	28 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 3	35 days
Pre-determined intervals during which liquidity for auction rate securities is typically provided 4	90 days
Percentage of asset-backed securities rated AAA/A-1+, Aaa/P-1, or AAA/F1+	98.10%
Estimated fair value of current plus long term asset backed securities	$ 907